Income Taxes - Composition of income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Composition of income tax
Current income tax expense	¥ 155	¥ 373	¥ 22,978
Deferred taxation	(53)	3,391	(3,085)
Total	¥ 102	¥ 3,764	¥ 19,893